Quarterly Holdings Report
for

Fidelity® Mid Cap Index Fund

July 31, 2020

MCX-QTLY-0920
1.929304.108

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
COMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 0.2%
CenturyLink, Inc.	1,993,781	$19,239,987
GCI Liberty, Inc. (a)	179,826	14,096,560
		33,336,547
Entertainment - 1.2%
Lions Gate Entertainment Corp.:
Class A (a)(b)	110,091	843,297
Class B (a)	207,948	1,478,510
Live Nation Entertainment, Inc. (a)	258,217	12,087,138
Madison Square Garden Entertainment Corp. (a)	34,008	2,409,807
Roku, Inc. Class A (a)	185,344	28,707,932
Spotify Technology SA (a)	238,623	61,521,782
Take-Two Interactive Software, Inc. (a)	204,861	33,601,301
The Madison Square Garden Co. (a)(b)	34,112	5,242,673
World Wrestling Entertainment, Inc. Class A	83,881	3,909,693
Zynga, Inc. (a)	1,616,492	15,890,116
		165,692,249
Interactive Media & Services - 1.2%
InterActiveCorp (a)	136,666	18,097,312
Match Group, Inc. (a)	398,916	40,968,673
Pinterest, Inc. Class A (a)	732,193	25,106,898
TripAdvisor, Inc.	182,667	3,695,353
Twitter, Inc. (a)	1,402,076	51,035,566
Zillow Group, Inc.:
Class A (a)	104,924	7,144,275
Class C (a)(b)	246,803	16,878,857
		162,926,934
Media - 1.8%
Altice U.S.A., Inc. Class A (a)	589,580	15,912,764
Cable One, Inc.	9,259	16,875,083
Discovery Communications, Inc.:
Class A (a)(b)	285,324	6,020,336
Class C (non-vtg.) (a)	592,199	11,222,171
DISH Network Corp. Class A (a)	447,799	14,378,826
Fox Corp.:
Class A	619,706	15,969,824
Class B	289,784	7,467,734
Interpublic Group of Companies, Inc.	708,083	12,780,898
John Wiley & Sons, Inc. Class A (b)	78,625	2,659,884
Liberty Broadband Corp.:
Class A (a)	45,020	6,078,150
Class C (a)	191,296	26,259,202
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	360,504	12,776,262
Liberty Media Class A (a)	46,261	1,530,776
Liberty SiriusXM Series A (a)	150,102	5,222,049
Liberty SiriusXM Series C (a)	317,105	11,095,504
News Corp.:
Class A	704,358	8,959,434
Class B	222,546	2,839,687
Nexstar Broadcasting Group, Inc. Class A	79,658	6,982,024
Omnicom Group, Inc.	387,530	20,821,987
Sirius XM Holdings, Inc.	2,146,626	12,622,161
The New York Times Co. Class A (b)	296,674	13,688,538
ViacomCBS, Inc.:
Class A	27,548	764,182
Class B (b)	980,374	25,558,350
		258,485,826
Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	182,684	3,547,723
U.S. Cellular Corp. (a)	25,749	763,973
		4,311,696

TOTAL COMMUNICATION SERVICES		624,753,252

CONSUMER DISCRETIONARY - 11.1%
Auto Components - 0.6%
Aptiv PLC	488,286	37,964,237
BorgWarner, Inc.	377,224	13,806,398
Gentex Corp.	446,548	12,052,331
Lear Corp.	109,065	12,038,595
		75,861,561
Automobiles - 0.5%
Ford Motor Co. (b)	7,109,980	46,996,968
Harley-Davidson, Inc. (b)	278,223	7,242,145
Thor Industries, Inc.	100,414	11,446,192
		65,685,305
Distributors - 0.4%
Genuine Parts Co.	256,017	23,079,933
LKQ Corp. (a)	551,828	15,556,031
Pool Corp.	70,634	22,369,788
		61,005,752
Diversified Consumer Services - 0.5%
Bright Horizons Family Solutions, Inc. (a)	104,989	11,259,020
Chegg, Inc. (a)(b)	220,618	17,863,439
Frontdoor, Inc. (a)	155,686	6,538,034
Graham Holdings Co.	7,531	3,000,124
Grand Canyon Education, Inc. (a)	85,054	7,547,692
H&R Block, Inc.	351,288	5,093,676
Service Corp. International	316,545	13,725,391
ServiceMaster Global Holdings, Inc. (a)	241,025	9,855,512
		74,882,888
Hotels, Restaurants & Leisure - 2.2%
ARAMARK Holdings Corp.	415,960	8,785,075
Carnival Corp. (b)	856,712	11,891,163
Chipotle Mexican Grill, Inc. (a)	50,769	58,646,318
Choice Hotels International, Inc. (b)	63,290	5,318,892
Darden Restaurants, Inc.	237,033	17,990,805
Domino's Pizza, Inc.	70,995	27,447,377
Dunkin' Brands Group, Inc.	149,272	10,259,465
Extended Stay America, Inc. unit	321,371	3,666,843
Hilton Worldwide Holdings, Inc.	497,614	37,345,931
Hyatt Hotels Corp. Class A (b)	63,584	3,052,032
MGM Mirage, Inc.	857,960	13,804,576
Norwegian Cruise Line Holdings Ltd. (a)(b)	465,950	6,355,558
Planet Fitness, Inc. (a)(b)	146,136	7,628,299
Royal Caribbean Cruises Ltd. (b)	311,780	15,186,804
Six Flags Entertainment Corp.	139,211	2,420,879
Vail Resorts, Inc. (b)	72,794	13,978,632
Wendy's Co.	326,224	7,561,872
Wyndham Destinations, Inc.	153,035	4,070,731
Wyndham Hotels & Resorts, Inc.	167,267	7,386,511
Wynn Resorts Ltd.	178,181	12,905,650
Yum China Holdings, Inc. (b)	656,937	33,661,452
		309,364,865
Household Durables - 1.5%
D.R. Horton, Inc.	602,432	39,856,901
Garmin Ltd.	272,523	26,868,043
Leggett & Platt, Inc.	240,542	9,643,329
Lennar Corp.:
Class A	492,830	35,656,251
Class B	29,057	1,565,301
Mohawk Industries, Inc. (a)	105,864	8,453,240
Newell Brands, Inc.	699,114	11,465,470
NVR, Inc. (a)	6,100	23,973,915
PulteGroup, Inc.	487,288	21,245,757
Tempur Sealy International, Inc. (a)	86,099	6,969,714
Toll Brothers, Inc. (b)	211,036	8,061,575
Whirlpool Corp.	111,128	18,127,199
		211,886,695
Internet & Direct Marketing Retail - 0.7%
Etsy, Inc. (a)	215,062	25,459,040
Expedia, Inc.	246,362	19,957,786
GrubHub, Inc. (a)	167,403	12,093,193
Liberty Interactive Corp. QVC Group Series A (a)	694,792	7,580,181
Wayfair LLC Class A (a)(b)	119,924	31,910,577
		97,000,777
Leisure Products - 0.4%
Brunswick Corp.	143,774	9,629,983
Hasbro, Inc.	231,777	16,864,095
Mattel, Inc. (a)(b)	627,345	6,969,803
Peloton Interactive, Inc. Class A (a)	178,139	12,152,643
Polaris, Inc.	105,798	10,963,847
		56,580,371
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	427,772	39,932,516
Kohl's Corp.	281,662	5,362,844
Nordstrom, Inc. (b)	198,597	2,718,793
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	96,797	10,173,365
		58,187,518
Specialty Retail - 2.7%
Advance Auto Parts, Inc.	121,345	18,218,738
AutoNation, Inc. (a)	107,057	5,496,306
AutoZone, Inc. (a)	42,551	51,376,928
Best Buy Co., Inc.	415,981	41,427,548
Burlington Stores, Inc. (a)	118,412	22,261,456
CarMax, Inc. (a)(b)	296,400	28,741,908
Carvana Co. Class A (a)(b)	99,599	15,432,865
Dick's Sporting Goods, Inc.	112,256	5,121,119
Five Below, Inc. (a)(b)	99,417	10,827,505
Floor & Decor Holdings, Inc. Class A (a)	148,017	9,754,320
Foot Locker, Inc.	188,264	5,533,079
Gap, Inc.	332,858	4,450,311
L Brands, Inc.	418,348	10,211,875
O'Reilly Automotive, Inc. (a)	133,422	63,692,994
Penske Automotive Group, Inc. (b)	58,187	2,607,941
Tiffany & Co., Inc.	220,689	27,665,573
Tractor Supply Co.	210,608	30,062,186
Ulta Beauty, Inc. (a)	98,132	18,938,495
Williams-Sonoma, Inc.	139,874	12,185,823
		384,006,970
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd. (a)	259,247	3,883,520
Carter's, Inc.	78,018	6,141,577
Columbia Sportswear Co.	52,549	3,985,316
Hanesbrands, Inc.	631,992	8,930,047
lululemon athletica, Inc. (a)	207,093	67,427,410
PVH Corp.	127,678	6,212,811
Ralph Lauren Corp.	87,158	6,214,365
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	243,395	7,126,606
Tapestry, Inc.	503,501	6,726,773
Under Armour, Inc.:
Class A (sub. vtg.) (a)	345,099	3,630,441
Class C (non-vtg.) (a)	342,622	3,251,483
VF Corp.	595,254	35,929,531
		159,459,880

TOTAL CONSUMER DISCRETIONARY		1,553,922,582

CONSUMER STAPLES - 4.4%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)	15,778	12,787,122
Brown-Forman Corp.:
Class A	82,679	5,228,620
Class B (non-vtg.)	328,747	22,795,317
Molson Coors Beverage Co. Class B	317,803	11,923,969
		52,735,028
Food & Staples Retailing - 0.5%
Casey's General Stores, Inc.	67,027	10,670,028
Grocery Outlet Holding Corp. (a)(b)	126,444	5,562,272
Kroger Co.	1,411,305	49,099,301
Sprouts Farmers Market LLC (a)(b)	214,609	5,661,385
U.S. Foods Holding Corp. (a)(b)	400,495	8,130,049
		79,123,035
Food Products - 2.6%
Archer Daniels Midland Co.	1,009,863	43,252,432
Beyond Meat, Inc. (a)(b)	93,817	11,811,560
Bunge Ltd.	251,312	10,916,993
Campbell Soup Co.	319,841	15,854,518
Conagra Brands, Inc.	888,436	33,271,928
Flowers Foods, Inc.	355,427	8,085,964
Hormel Foods Corp.	508,576	25,866,175
Ingredion, Inc.	122,190	10,569,435
Kellogg Co.	457,445	31,559,131
Lamb Weston Holdings, Inc.	265,863	15,973,049
McCormick & Co., Inc. (non-vtg.)	226,012	44,049,739
Pilgrim's Pride Corp. (a)	96,030	1,474,061
Post Holdings, Inc. (a)	115,993	10,293,219
Seaboard Corp.	463	1,251,605
The Hain Celestial Group, Inc. (a)	148,222	5,036,584
The Hershey Co.	268,882	39,098,132
The J.M. Smucker Co.	201,259	22,007,672
TreeHouse Foods, Inc. (a)	102,448	4,489,271
Tyson Foods, Inc. Class A	524,031	32,201,705
		367,063,173
Household Products - 0.8%
Church & Dwight Co., Inc.	448,063	43,161,909
Clorox Co.	229,941	54,383,346
Energizer Holdings, Inc.	112,860	5,657,672
Reynolds Consumer Products, Inc.	89,242	3,039,583
Spectrum Brands Holdings, Inc.	77,485	4,196,588
		110,439,098
Personal Products - 0.1%
Coty, Inc. Class A	521,823	1,935,963
Herbalife Nutrition Ltd. (a)	184,739	9,466,026
Nu Skin Enterprises, Inc. Class A	93,667	4,200,965
		15,602,954

TOTAL CONSUMER STAPLES		624,963,288

ENERGY - 2.8%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	1,196,224	18,529,510
Halliburton Co.	1,596,314	22,875,180
Helmerich & Payne, Inc.	189,784	3,383,849
National Oilwell Varco, Inc. (b)	707,211	8,139,999
		52,928,538
Oil, Gas & Consumable Fuels - 2.4%
Antero Midstream GP LP	522,642	2,963,380
Apache Corp.	687,621	10,554,982
Cabot Oil & Gas Corp.	714,537	13,361,842
Cheniere Energy, Inc. (a)	421,668	20,864,133
Cimarex Energy Co.	182,749	4,470,041
Concho Resources, Inc.	355,666	18,686,692
Continental Resources, Inc. (b)	136,761	2,364,598
Devon Energy Corp.	694,454	7,284,822
Diamondback Energy, Inc.	286,748	11,429,775
EQT Corp.	463,714	6,733,127
Equitrans Midstream Corp.	742,917	7,169,149
Hess Corp.	500,475	24,628,375
HollyFrontier Corp.	271,619	7,469,523
Marathon Oil Corp.	1,435,017	7,878,243
Marathon Petroleum Corp.	1,179,744	45,066,221
Murphy Oil Corp.	264,052	3,488,127
Noble Energy, Inc.	867,550	8,666,825
Occidental Petroleum Corp.	1,480,476	23,302,692
Occidental Petroleum Corp. warrants 8/3/27 (a)	183,283	1,026,385
ONEOK, Inc.	799,490	22,313,766
Parsley Energy, Inc. Class A	549,215	6,030,381
Pioneer Natural Resources Co.	299,239	29,002,244
Targa Resources Corp.	420,160	7,680,525
The Williams Companies, Inc.	2,216,481	42,401,282
WPX Energy, Inc. (a)	733,177	4,377,067
		339,214,197

TOTAL ENERGY		392,142,735

FINANCIALS - 11.2%
Banks - 2.5%
Associated Banc-Corp.	275,261	3,534,351
Bank of Hawaii Corp. (b)	71,889	4,071,074
Bank OZK (b)	222,213	5,344,223
BOK Financial Corp.	57,099	3,180,414
Citizens Financial Group, Inc.	776,551	19,266,230
Comerica, Inc.	253,297	9,757,000
Commerce Bancshares, Inc. (b)	183,067	10,482,416
Cullen/Frost Bankers, Inc. (b)	101,958	7,347,093
East West Bancorp, Inc.	256,829	8,901,693
Fifth Third Bancorp	1,295,987	25,738,302
First Citizens Bancshares, Inc.	11,925	5,078,500
First Hawaiian, Inc.	236,663	4,113,203
First Horizon National Corp.	993,321	9,208,086
First Republic Bank	310,312	34,903,894
FNB Corp., Pennsylvania	588,038	4,357,362
Huntington Bancshares, Inc.	1,840,288	17,059,470
KeyCorp	1,770,234	21,260,510
M&T Bank Corp.	233,301	24,718,241
PacWest Bancorp	213,116	3,894,695
Peoples United Financial, Inc.	769,376	8,301,567
Pinnacle Financial Partners, Inc.	134,282	5,320,253
Popular, Inc.	158,439	5,879,671
Prosperity Bancshares, Inc.	162,598	9,033,945
Regions Financial Corp.	1,750,719	19,012,808
Signature Bank	94,685	9,708,053
Sterling Bancorp	353,190	3,973,388
SVB Financial Group (a)	93,664	21,006,025
Synovus Financial Corp.	265,867	5,357,220
TCF Financial Corp.	275,043	7,560,932
Umpqua Holdings Corp.	401,023	4,351,100
Webster Financial Corp.	163,147	4,449,019
Western Alliance Bancorp.	178,113	6,403,162
Wintrust Financial Corp.	104,021	4,452,099
Zions Bancorp NA	294,551	9,564,071
		346,590,070
Capital Markets - 3.8%
Affiliated Managers Group, Inc.	85,270	5,865,723
Ameriprise Financial, Inc.	224,148	34,435,857
Apollo Global Management LLC Class A	310,833	15,261,900
Ares Management Corp. (b)	178,570	7,132,086
Carlyle Group LP	212,351	6,045,633
Cboe Global Markets, Inc.	199,459	17,492,554
E*TRADE Financial Corp.	403,148	20,467,824
Eaton Vance Corp. (non-vtg.)	201,387	7,278,126
Evercore, Inc. Class A	72,072	3,985,582
FactSet Research Systems, Inc.	67,655	23,428,927
Franklin Resources, Inc. (b)	493,266	10,383,249
Interactive Brokers Group, Inc.	131,149	6,504,990
Invesco Ltd.	687,589	6,903,394
KKR & Co. LP	970,974	34,343,350
Lazard Ltd. Class A	183,532	5,381,158
Legg Mason, Inc.	151,106	7,553,789
LPL Financial	142,941	11,295,198
MarketAxess Holdings, Inc.	67,191	34,717,590
Morningstar, Inc.	39,350	6,612,374
MSCI, Inc.	150,869	56,723,727
Northern Trust Corp.	350,059	27,427,123
Raymond James Financial, Inc.	223,702	15,542,815
SEI Investments Co.	210,366	11,008,453
State Street Corp.	641,641	40,930,279
T. Rowe Price Group, Inc.	412,394	56,951,611
TD Ameritrade Holding Corp.	473,101	16,979,595
The NASDAQ OMX Group, Inc.	208,512	27,379,711
Tradeweb Markets, Inc. Class A	149,698	8,094,171
Virtu Financial, Inc. Class A	113,990	2,826,952
		528,953,741
Consumer Finance - 0.6%
Ally Financial, Inc.	680,955	13,687,196
Credit Acceptance Corp. (a)(b)	18,427	8,622,730
Discover Financial Services	558,421	27,602,750
LendingTree, Inc. (a)(b)	14,382	4,980,343
OneMain Holdings, Inc.	118,441	3,399,257
Santander Consumer U.S.A. Holdings, Inc. (b)	137,953	2,532,817
SLM Corp.	681,637	4,614,682
Synchrony Financial	1,062,145	23,505,269
		88,945,044
Diversified Financial Services - 0.3%
AXA Equitable Holdings, Inc.	740,843	15,157,648
Jefferies Financial Group, Inc.	413,374	6,696,659
Voya Financial, Inc.	229,082	11,316,651
		33,170,958
Insurance - 3.6%
Alleghany Corp.	25,336	13,233,500
American Financial Group, Inc.	134,140	8,151,688
American National Group, Inc. (b)	13,573	999,651
Arch Capital Group Ltd. (a)	716,504	22,032,498
Arthur J. Gallagher & Co.	343,031	36,872,402
Assurant, Inc.	108,602	11,671,457
Assured Guaranty Ltd.	152,475	3,328,529
Athene Holding Ltd. (a)	210,598	6,791,786
Axis Capital Holdings Ltd.	151,370	6,072,964
Brighthouse Financial, Inc. (a)	178,797	5,067,107
Brown & Brown, Inc.	429,361	19,523,045
Cincinnati Financial Corp.	272,824	21,261,174
CNA Financial Corp.	50,988	1,697,900
Erie Indemnity Co. Class A	45,788	9,620,975
Everest Re Group Ltd.	72,873	15,943,884
First American Financial Corp.	197,451	10,071,976
FNF Group	500,793	16,205,661
Globe Life, Inc. (b)	191,166	15,216,814
Hanover Insurance Group, Inc.	68,968	7,026,460
Hartford Financial Services Group, Inc.	651,500	27,571,480
Kemper Corp.	112,463	8,830,595
Lincoln National Corp. (b)	351,105	13,085,683
Loews Corp.	436,554	15,894,931
Markel Corp. (a)(b)	24,625	25,721,798
Mercury General Corp.	49,516	2,124,732
Old Republic International Corp.	514,967	8,275,520
Primerica, Inc.	72,674	8,696,171
Principal Financial Group, Inc.	494,891	20,998,225
Prudential Financial, Inc.	721,357	45,712,393
Reinsurance Group of America, Inc. (b)	123,459	10,524,880
RenaissanceRe Holdings Ltd. (b)	89,164	16,083,402
Unum Group	370,759	6,388,178
W.R. Berkley Corp.	253,697	15,665,790
White Mountains Insurance Group Ltd.	5,490	4,831,914
Willis Towers Watson PLC	234,507	49,248,815
		510,443,978
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	1,034,930	14,075,048
Annaly Capital Management, Inc.	2,609,045	19,333,023
New Residential Investment Corp.	753,708	5,976,904
Starwood Property Trust, Inc.	497,371	7,435,696
		46,820,671
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	614,880	5,085,058
New York Community Bancorp, Inc.	819,984	8,634,432
TFS Financial Corp. (b)	89,300	1,293,064
		15,012,554

TOTAL FINANCIALS		1,569,937,016

HEALTH CARE - 13.3%
Biotechnology - 2.9%
ACADIA Pharmaceuticals, Inc. (a)	199,322	8,285,816
Acceleron Pharma, Inc. (a)(b)	91,326	9,056,799
Agios Pharmaceuticals, Inc. (a)(b)	112,056	5,078,378
Alexion Pharmaceuticals, Inc. (a)	387,747	39,740,190
Alkermes PLC (a)	287,115	5,170,941
Alnylam Pharmaceuticals, Inc. (a)	208,260	30,355,978
BioMarin Pharmaceutical, Inc. (a)	329,119	39,431,747
bluebird bio, Inc. (a)(b)	117,561	7,135,953
Exact Sciences Corp. (a)(b)	270,872	25,665,122
Exelixis, Inc. (a)	553,718	12,785,349
Global Blood Therapeutics, Inc. (a)(b)	106,466	7,184,326
Immunomedics, Inc. (a)	375,260	15,847,230
Incyte Corp. (a)	331,868	32,775,284
Ionis Pharmaceuticals, Inc. (a)	238,048	13,702,043
Iovance Biotherapeutics, Inc. (a)	246,237	7,158,110
Moderna, Inc. (a)(b)	489,565	36,276,767
Neurocrine Biosciences, Inc. (a)	167,610	20,173,540
Repligen Corp. (a)	95,057	14,345,052
Sage Therapeutics, Inc. (a)(b)	93,340	4,253,504
Sarepta Therapeutics, Inc. (a)(b)	135,619	20,820,229
Seattle Genetics, Inc. (a)	221,749	36,870,206
United Therapeutics Corp. (a)	79,027	8,809,140
		400,921,704
Health Care Equipment & Supplies - 4.0%
Abiomed, Inc. (a)	80,671	24,196,460
Align Technology, Inc. (a)	142,284	41,805,885
Dentsply Sirona, Inc.	398,381	17,767,793
Envista Holdings Corp. (a)	290,206	6,346,805
Globus Medical, Inc. (a)	135,030	6,505,745
Haemonetics Corp. (a)	90,813	7,960,668
Hill-Rom Holdings, Inc.	121,503	11,812,522
Hologic, Inc. (a)	467,289	32,607,426
ICU Medical, Inc. (a)	35,374	6,499,265
IDEXX Laboratories, Inc. (a)	153,340	60,990,985
Insulet Corp. (a)	114,852	23,356,303
Integra LifeSciences Holdings Corp. (a)(b)	129,793	6,197,616
Masimo Corp. (a)	87,696	19,303,644
Novocure Ltd. (a)	180,941	13,713,518
Penumbra, Inc. (a)(b)	58,270	12,930,696
Quidel Corp. (a)	67,706	19,124,914
ResMed, Inc.	261,256	52,906,953
STERIS PLC	153,187	24,453,241
Tandem Diabetes Care, Inc. (a)	106,495	11,124,468
Teleflex, Inc.	84,634	31,576,945
The Cooper Companies, Inc.	88,756	25,111,735
Varian Medical Systems, Inc. (a)	165,341	23,597,468
West Pharmaceutical Services, Inc.	133,749	35,961,094
Zimmer Biomet Holdings, Inc.	377,629	50,927,047
		566,779,196
Health Care Providers & Services - 2.1%
Acadia Healthcare Co., Inc. (a)(b)	160,107	4,772,790
Amedisys, Inc. (a)(b)	57,519	13,468,649
AmerisourceBergen Corp.	265,583	26,608,761
Cardinal Health, Inc.	533,130	29,119,561
Chemed Corp.	28,210	13,884,680
DaVita HealthCare Partners, Inc. (a)	150,909	13,187,938
Encompass Health Corp.	177,363	12,074,873
Guardant Health, Inc. (a)	135,250	11,520,595
Henry Schein, Inc. (a)	259,815	17,857,085
Laboratory Corp. of America Holdings (a)	176,746	34,097,838
McKesson Corp.	294,542	44,228,427
Molina Healthcare, Inc. (a)	107,087	19,778,969
Premier, Inc. (a)	112,413	3,931,083
Quest Diagnostics, Inc.	243,628	30,957,810
Universal Health Services, Inc. Class B	134,205	14,749,130
		290,238,189
Health Care Technology - 1.1%
Cerner Corp.	554,599	38,516,901
Change Healthcare, Inc. (a)(b)	441,364	5,146,304
Livongo Health, Inc. (b)	98,173	12,492,514
Teladoc Health, Inc. (a)	134,575	31,979,057
Veeva Systems, Inc. Class A (a)	243,485	64,418,826
		152,553,602
Life Sciences Tools & Services - 2.4%
10X Genomics, Inc. (a)(b)	99,142	9,752,599
Adaptive Biotechnologies Corp. (a)(b)	129,935	4,849,174
Agilent Technologies, Inc.	563,905	54,320,969
Avantor, Inc. (a)	750,451	16,569,958
Bio-Rad Laboratories, Inc. Class A (a)	38,469	20,191,993
Bio-Techne Corp.	69,203	19,041,897
Bruker Corp. (b)	188,290	8,401,500
Charles River Laboratories International, Inc. (a)	89,007	17,711,503
IQVIA Holdings, Inc. (a)	346,574	54,893,856
Mettler-Toledo International, Inc. (a)	42,990	40,195,650
PerkinElmer, Inc.	202,832	24,118,753
PPD, Inc.	112,545	3,305,447
PRA Health Sciences, Inc. (a)	114,941	12,248,113
QIAGEN NV (a)	409,706	20,259,962
Syneos Health, Inc. (a)	113,751	7,096,925
Waters Corp. (a)	111,507	23,767,717
		336,726,016
Pharmaceuticals - 0.8%
Catalent, Inc. (a)	279,762	24,434,413
Elanco Animal Health, Inc. (a)	728,401	17,212,116
Horizon Pharma PLC (a)	334,675	20,478,763
Jazz Pharmaceuticals PLC (a)	98,423	10,654,290
Mylan NV (a)	939,680	15,138,245
Nektar Therapeutics (a)(b)	315,148	6,983,680
Perrigo Co. PLC	248,957	13,199,700
Reata Pharmaceuticals, Inc. (a)(b)	43,167	6,375,766
		114,476,973

TOTAL HEALTH CARE		1,861,695,680

INDUSTRIALS - 14.9%
Aerospace & Defense - 1.2%
Axon Enterprise, Inc. (a)	112,801	9,377,147
BWX Technologies, Inc.	173,355	9,451,315
Curtiss-Wright Corp.	75,701	6,746,473
HEICO Corp.	81,454	7,829,358
HEICO Corp. Class A	141,589	10,838,638
Hexcel Corp.	151,550	5,652,815
Howmet Aerospace, Inc.	718,730	10,622,829
Huntington Ingalls Industries, Inc.	72,022	12,510,942
Mercury Systems, Inc. (a)	99,595	7,711,641
Spirit AeroSystems Holdings, Inc. Class A	191,075	3,739,338
Teledyne Technologies, Inc. (a)	66,049	20,257,228
Textron, Inc.	415,052	14,501,917
TransDigm Group, Inc.	95,194	41,083,827
Virgin Galactic Holdings, Inc. (a)(b)	109,369	2,455,334
		162,778,802
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	241,504	22,633,755
Expeditors International of Washington, Inc.	302,432	25,558,528
XPO Logistics, Inc. (a)	165,302	12,400,956
		60,593,239
Airlines - 0.8%
Alaska Air Group, Inc.	218,807	7,535,713
American Airlines Group, Inc. (b)	899,508	10,002,529
Copa Holdings SA Class A (b)	57,198	2,370,285
Delta Air Lines, Inc. (b)	1,161,987	29,014,815
JetBlue Airways Corp. (a)(b)	489,944	5,066,021
Southwest Airlines Co.	1,074,217	33,182,563
United Airlines Holdings, Inc. (a)(b)	528,751	16,592,206
		103,764,132
Building Products - 1.9%
A.O. Smith Corp.	241,560	11,628,698
Allegion PLC (b)	167,885	16,697,842
Armstrong World Industries, Inc.	86,766	6,181,210
Carrier Global Corp.	1,582,898	43,118,142
Fortune Brands Home & Security, Inc.	250,935	19,196,528
Johnson Controls International PLC	1,357,795	52,247,952
Lennox International, Inc.	62,997	16,892,016
Masco Corp.	478,901	27,373,981
Owens Corning	194,604	11,767,704
Trane Technologies PLC	435,435	48,712,113
Trex Co., Inc. (a)(b)	105,372	14,681,481
		268,497,667
Commercial Services & Supplies - 1.2%
ADT, Inc. (b)	203,561	1,752,660
Cintas Corp.	160,877	48,563,940
Clean Harbors, Inc. (a)	93,664	5,582,374
Copart, Inc. (a)	370,228	34,523,761
IAA Spinco, Inc. (a)	244,659	10,605,968
MSA Safety, Inc.	66,178	7,844,078
Republic Services, Inc.	382,594	33,381,327
Rollins, Inc.	269,843	14,139,773
Stericycle, Inc. (a)(b)	166,461	10,060,071
		166,453,952
Construction & Engineering - 0.3%
AECOM (a)	278,396	10,075,151
Jacobs Engineering Group, Inc. (b)	228,153	19,472,859
Quanta Services, Inc.	249,122	9,957,406
Valmont Industries, Inc.	38,165	4,625,598
		44,131,014
Electrical Equipment - 1.1%
Acuity Brands, Inc.	71,593	7,094,866
AMETEK, Inc.	417,795	38,959,384
Generac Holdings, Inc. (a)	111,335	17,544,169
GrafTech International Ltd.	125,476	761,639
Hubbell, Inc. Class B	98,435	13,285,772
nVent Electric PLC	282,729	5,134,359
Regal Beloit Corp.	73,630	6,771,751
Rockwell Automation, Inc.	211,289	46,090,582
Sensata Technologies, Inc. PLC (a)	280,899	10,668,544
Vertiv Holdings Co. (a)	363,007	5,263,602
		151,574,668
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	98,331	11,709,255
Machinery - 4.0%
AGCO Corp.	112,681	7,395,254
Allison Transmission Holdings, Inc.	205,561	7,679,759
Colfax Corp. (a)(b)	180,220	5,240,798
Crane Co.	88,510	5,007,011
Cummins, Inc.	268,690	51,927,029
Donaldson Co., Inc.	231,124	11,172,534
Dover Corp.	261,800	26,947,074
Flowserve Corp.	236,804	6,599,727
Fortive Corp.	542,147	38,053,298
Gardner Denver Holdings, Inc. (a)	631,431	19,946,905
Gates Industrial Corp. PLC (a)	82,350	867,969
Graco, Inc.	300,897	16,019,756
IDEX Corp.	137,241	22,620,062
ITT, Inc.	157,496	9,092,244
Lincoln Electric Holdings, Inc.	103,955	9,396,492
Middleby Corp. (a)(b)	100,437	8,342,297
Nordson Corp.	104,639	20,261,250
Oshkosh Corp.	123,378	9,712,316
Otis Worldwide Corp.	743,876	46,670,780
PACCAR, Inc.	618,234	52,599,349
Parker Hannifin Corp.	233,360	41,752,771
Pentair PLC	300,990	12,897,422
Snap-On, Inc.	98,043	14,301,532
Stanley Black & Decker, Inc.	281,044	43,089,666
Timken Co. (b)	115,215	5,260,717
Toro Co.	194,808	13,899,551
Trinity Industries, Inc. (b)	164,955	3,221,571
Westinghouse Air Brake Co.	329,744	20,506,779
Woodward, Inc.	101,487	7,605,436
Xylem, Inc.	325,924	23,785,934
		561,873,283
Marine - 0.0%
Kirby Corp. (a)	108,399	5,012,370
Professional Services - 2.0%
CoreLogic, Inc.	144,201	9,828,740
CoStar Group, Inc. (a)	70,097	59,565,627
Equifax, Inc.	220,459	35,837,815
FTI Consulting, Inc. (a)	66,419	7,933,085
IHS Markit Ltd.	723,540	58,411,384
Manpower, Inc.	105,622	7,265,737
Nielsen Holdings PLC	649,299	9,369,385
Robert Half International, Inc.	203,213	10,337,445
TransUnion Holding Co., Inc.	346,213	31,010,298
Verisk Analytics, Inc.	289,060	54,548,513
		284,108,029
Road & Rail - 0.9%
AMERCO	16,229	5,156,440
J.B. Hunt Transport Services, Inc.	152,778	19,769,473
Kansas City Southern	172,778	29,691,899
Knight-Swift Transportation Holdings, Inc. Class A (b)	227,595	9,898,107
Landstar System, Inc.	69,520	8,466,146
Lyft, Inc. (a)(b)	434,811	12,709,526
Old Dominion Freight Lines, Inc.	177,744	32,495,158
Ryder System, Inc.	95,593	3,501,572
Schneider National, Inc. Class B	107,678	2,705,948
		124,394,269
Trading Companies & Distributors - 1.0%
Air Lease Corp. Class A (b)	193,770	5,080,649
Fastenal Co.	1,043,631	49,092,402
HD Supply Holdings, Inc. (a)	292,987	10,283,844
MSC Industrial Direct Co., Inc. Class A	81,310	5,367,273
United Rentals, Inc. (a)	131,217	20,387,185
Univar, Inc. (a)	303,532	5,363,410
W.W. Grainger, Inc.	81,116	27,703,547
Watsco, Inc.	59,360	14,013,115
		137,291,425
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	133,958	4,013,382

TOTAL INDUSTRIALS		2,086,195,487

INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 1.0%
Arista Networks, Inc. (a)	106,932	27,777,726
Ciena Corp. (a)	278,471	16,571,809
CommScope Holding Co., Inc. (a)(b)	352,000	3,266,560
EchoStar Holding Corp. Class A (a)	87,964	2,401,417
F5 Networks, Inc. (a)	111,051	15,091,831
Juniper Networks, Inc.	599,064	15,204,244
Lumentum Holdings, Inc. (a)	136,193	12,642,796
Motorola Solutions, Inc.	309,968	43,333,526
Ubiquiti, Inc.	15,571	2,885,306
ViaSat, Inc. (a)(b)	105,249	3,995,252
		143,170,467
Electronic Equipment & Components - 2.2%
Amphenol Corp. Class A	526,202	55,651,124
Arrow Electronics, Inc. (a)	142,208	10,184,937
Avnet, Inc.	178,488	4,769,199
CDW Corp.	258,513	30,052,136
Cognex Corp.	300,129	20,069,626
Coherent, Inc. (a)	44,004	6,109,075
Corning, Inc.	1,366,624	42,365,344
Dolby Laboratories, Inc. Class A	114,968	8,001,773
FLIR Systems, Inc.	237,520	9,895,083
IPG Photonics Corp. (a)	64,488	11,543,997
Jabil, Inc.	267,756	9,333,974
Keysight Technologies, Inc. (a)	340,930	34,055,498
Littelfuse, Inc.	42,938	7,627,936
National Instruments Corp.	234,869	8,337,850
SYNNEX Corp.	75,651	9,436,706
Trimble, Inc. (a)	454,373	20,224,142
Zebra Technologies Corp. Class A (a)	95,632	26,848,684
		314,507,084
IT Services - 4.3%
Akamai Technologies, Inc. (a)	291,370	32,761,643
Alliance Data Systems Corp.	84,979	3,769,668
Amdocs Ltd.	241,697	15,009,384
Black Knight, Inc. (a)	263,142	19,714,599
Booz Allen Hamilton Holding Corp. Class A	250,711	20,498,131
Broadridge Financial Solutions, Inc.	208,508	28,010,965
CACI International, Inc. Class A (a)	45,232	9,400,114
DXC Technology Co.	462,534	8,283,984
EPAM Systems, Inc. (a)	96,836	28,090,187
Euronet Worldwide, Inc. (a)	91,582	8,804,693
Fastly, Inc. Class A (a)	132,729	12,807,021
FleetCor Technologies, Inc. (a)	150,284	38,858,934
Gartner, Inc. (a)	157,659	19,650,618
Genpact Ltd.	341,919	13,615,215
Global Payments, Inc.	1	178
GoDaddy, Inc. (a)	301,651	21,200,032
Jack Henry & Associates, Inc.	138,881	24,762,482
Leidos Holdings, Inc.	245,138	23,327,332
MongoDB, Inc. Class A (a)(b)	76,165	17,447,878
Okta, Inc. (a)(b)	209,597	46,316,745
Paychex, Inc.	584,868	42,063,707
Sabre Corp.	503,819	3,808,872
Science Applications International Corp.	105,803	8,462,124
StoneCo Ltd. Class A (a)(b)	282,573	13,481,558
Switch, Inc. Class A	160,897	2,894,537
The Western Union Co. (b)	747,089	18,139,321
Twilio, Inc. Class A (a)	234,150	64,957,893
VeriSign, Inc. (a)	186,319	39,440,006
WEX, Inc. (a)(b)	78,812	12,481,456
		598,059,277
Semiconductors & Semiconductor Equipment - 3.4%
Cirrus Logic, Inc. (a)	106,364	7,289,125
Cree, Inc. (a)	196,982	13,575,999
Enphase Energy, Inc. (a)	192,383	11,612,238
Entegris, Inc.	244,110	17,553,950
First Solar, Inc. (a)(b)	151,483	9,020,813
Inphi Corp. (a)	87,056	11,374,737
KLA-Tencor Corp.	282,979	56,547,694
Marvell Technology Group Ltd.	1,201,576	43,821,477
Maxim Integrated Products, Inc.	483,956	32,952,564
Microchip Technology, Inc.	427,962	43,536,574
MKS Instruments, Inc. (b)	99,368	12,663,458
Monolithic Power Systems, Inc.	79,307	21,017,148
ON Semiconductor Corp. (a)	739,368	15,230,981
Qorvo, Inc. (a)	210,546	26,981,470
Skyworks Solutions, Inc.	303,966	44,251,370
SolarEdge Technologies, Inc. (a)(b)	89,026	15,588,453
Teradyne, Inc. (b)	301,451	26,817,081
Universal Display Corp.	78,141	13,631,697
Xilinx, Inc.	445,273	47,800,057
		471,266,886
Software - 7.6%
2U, Inc. (a)(b)	111,668	5,259,004
Alteryx, Inc. Class A (a)(b)	95,971	16,841,951
Anaplan, Inc. (a)	237,338	10,777,519
ANSYS, Inc. (a)	156,144	48,498,326
Aspen Technology, Inc. (a)	123,059	11,968,718
Avalara, Inc. (a)	140,149	18,843,033
Bill.Com Holdings, Inc. (a)	29,380	2,735,572
Cadence Design Systems, Inc. (a)	502,511	54,899,327
CDK Global, Inc.	221,865	10,085,983
Ceridian HCM Holding, Inc. (a)	193,405	15,141,677
Citrix Systems, Inc.	224,586	32,061,897
Cloudflare, Inc. (a)	198,460	8,259,905
Coupa Software, Inc. (a)(b)	121,034	37,090,869
Crowdstrike Holdings, Inc. (a)	210,157	23,789,772
Datadog, Inc. Class A (a)	277,804	26,074,683
DocuSign, Inc. (a)	321,348	69,677,862
Dropbox, Inc. Class A (a)	447,235	10,174,596
Dynatrace, Inc.	276,502	11,566,079
Elastic NV (a)	99,588	9,579,370
Everbridge, Inc. (a)(b)	62,517	8,927,428
Fair Isaac Corp. (a)	50,985	22,392,102
FireEye, Inc. (a)(b)	399,001	6,024,915
Five9, Inc. (a)	112,347	13,573,765
Fortinet, Inc. (a)	242,295	33,509,399
Globant SA (a)	65,862	11,390,174
Guidewire Software, Inc. (a)	151,326	17,805,017
HubSpot, Inc. (a)	75,409	17,691,705
LogMeIn, Inc.	88,466	7,591,267
Manhattan Associates, Inc. (a)	115,166	11,031,751
Medallia, Inc. (b)	149,377	4,590,355
New Relic, Inc. (a)	91,799	6,509,467
Nortonlifelock, Inc.	1,016,386	21,801,480
Nuance Communications, Inc. (a)	512,368	14,013,265
Nutanix, Inc. Class A (a)(b)	324,198	7,193,954
Pagerduty, Inc. (a)(b)	124,525	3,795,522
Palo Alto Networks, Inc. (a)	178,170	45,597,266
Parametric Technology Corp. (a)	190,123	16,266,924
Paycom Software, Inc. (a)	89,783	25,531,592
Paylocity Holding Corp. (a)	63,078	8,401,990
Pegasystems, Inc. (b)	71,901	8,404,508
Pluralsight, Inc. (a)(b)	170,858	3,617,064
Proofpoint, Inc. (a)	103,075	11,922,685
RealPage, Inc. (a)	159,940	10,077,819
RingCentral, Inc. (a)	139,251	40,420,388
Slack Technologies, Inc. Class A (a)(b)	683,287	20,191,131
Smartsheet, Inc. (a)	201,278	9,609,012
SolarWinds, Inc. (a)(b)	84,788	1,556,708
Splunk, Inc. (a)	289,791	60,803,948
SS&C Technologies Holdings, Inc.	409,370	23,538,775
Synopsys, Inc. (a)	272,846	54,356,380
Teradata Corp. (a)(b)	200,543	4,211,403
The Trade Desk, Inc. (a)(b)	73,800	33,307,416
Tyler Technologies, Inc. (a)	71,390	25,504,078
Zendesk, Inc. (a)	205,946	18,771,978
Zscaler, Inc. (a)(b)	128,124	16,636,901
		1,069,895,675
Technology Hardware, Storage & Peripherals - 0.9%
Hewlett Packard Enterprise Co.	2,350,637	23,200,787
HP, Inc.	2,608,910	45,864,638
NCR Corp. (a)	232,106	4,277,714
NetApp, Inc.	403,398	17,870,531
Pure Storage, Inc. Class A (a)	440,655	7,870,098
Western Digital Corp.	546,674	23,561,649
Xerox Holdings Corp.	328,864	5,475,586
		128,121,003

TOTAL INFORMATION TECHNOLOGY		2,725,020,392

MATERIALS - 5.0%
Chemicals - 2.3%
Albemarle Corp. U.S.	192,302	15,857,223
Ashland Global Holdings, Inc.	100,926	7,617,894
Axalta Coating Systems Ltd. (a)	383,768	8,519,650
Cabot Corp.	101,787	3,713,190
Celanese Corp. Class A	214,678	20,866,702
CF Industries Holdings, Inc.	388,675	12,177,188
Corteva, Inc.	1,367,332	39,051,002
Eastman Chemical Co.	247,110	18,441,819
Element Solutions, Inc. (a)	395,658	4,296,846
FMC Corp.	235,941	25,021,543
Huntsman Corp.	365,379	6,759,512
International Flavors & Fragrances, Inc. (b)	194,938	24,552,441
LyondellBasell Industries NV Class A	467,405	29,222,161
NewMarket Corp.	12,529	4,695,994
Olin Corp.	259,721	2,919,264
PPG Industries, Inc.	430,030	46,292,730
RPM International, Inc.	232,892	19,001,658
The Chemours Co. LLC	297,383	5,510,507
The Mosaic Co.	629,593	8,480,618
The Scotts Miracle-Gro Co. Class A	73,772	11,698,026
Valvoline, Inc.	337,336	6,922,135
W.R. Grace & Co.	102,305	4,719,330
Westlake Chemical Corp.	61,646	3,359,707
		329,697,140
Construction Materials - 0.4%
Eagle Materials, Inc.	75,080	6,023,668
Martin Marietta Materials, Inc.	113,253	23,463,757
Vulcan Materials Co.	240,851	28,280,724
		57,768,149
Containers & Packaging - 1.6%
Amcor PLC	2,923,936	30,116,541
Aptargroup, Inc.	117,045	13,483,584
Ardagh Group SA	33,453	455,295
Avery Dennison Corp.	151,646	17,187,558
Ball Corp.	581,496	42,815,550
Berry Global Group, Inc. (a)	241,788	12,086,982
Crown Holdings, Inc. (a)	236,214	16,908,198
Graphic Packaging Holding Co.	505,838	7,051,382
International Paper Co.	716,653	24,932,358
Packaging Corp. of America	170,690	16,406,723
Sealed Air Corp.	283,022	10,098,225
Silgan Holdings, Inc.	143,194	5,477,171
Sonoco Products Co.	182,518	9,443,481
WestRock Co.	467,699	12,562,395
		219,025,443
Metals & Mining - 0.7%
Freeport-McMoRan, Inc.	2,642,909	34,146,384
Nucor Corp.	549,177	23,037,975
Reliance Steel & Aluminum Co.	115,433	11,342,447
Royal Gold, Inc.	119,428	16,711,560
Steel Dynamics, Inc.	369,283	10,122,047
		95,360,413

TOTAL MATERIALS		701,851,145

REAL ESTATE - 7.4%
Equity Real Estate Investment Trusts (REITs) - 7.1%
Alexandria Real Estate Equities, Inc.	228,209	40,518,508
American Campus Communities, Inc.	249,386	8,888,117
American Homes 4 Rent Class A	473,083	13,719,407
Americold Realty Trust	364,876	14,722,747
Apartment Investment & Management Co. Class A	269,546	10,463,776
Apple Hospitality (REIT), Inc.	380,871	3,359,282
AvalonBay Communities, Inc.	256,488	39,273,443
Boston Properties, Inc.	283,466	25,253,986
Brandywine Realty Trust (SBI)	306,515	3,319,557
Brixmor Property Group, Inc.	539,536	6,210,059
Brookfield Property REIT, Inc. Class A (b)	104,276	1,210,644
Camden Property Trust (SBI)	171,860	15,606,607
CoreSite Realty Corp.	73,236	9,451,106
Corporate Office Properties Trust (SBI)	204,263	5,408,884
Cousins Properties, Inc.	269,996	8,294,277
CubeSmart	351,909	10,441,140
CyrusOne, Inc.	209,468	17,473,821
Douglas Emmett, Inc.	303,003	8,829,507
Duke Realty Corp.	671,285	26,978,944
Empire State Realty Trust, Inc.	265,677	1,753,468
EPR Properties	141,960	4,064,315
Equity Commonwealth	213,007	6,724,631
Equity Lifestyle Properties, Inc.	316,789	21,643,024
Equity Residential (SBI)	669,936	35,928,668
Essex Property Trust, Inc.	118,839	26,232,521
Extra Space Storage, Inc.	229,764	23,743,812
Federal Realty Investment Trust (SBI)	136,992	10,452,490
First Industrial Realty Trust, Inc.	229,997	10,101,468
Gaming & Leisure Properties	370,149	13,403,095
HCP, Inc.	982,727	26,818,620
Healthcare Trust of America, Inc. (b)	395,582	10,922,019
Highwoods Properties, Inc. (SBI)	187,058	7,171,804
Host Hotels & Resorts, Inc.	1,274,185	13,735,714
Hudson Pacific Properties, Inc.	274,066	6,459,736
Invitation Homes, Inc.	991,792	29,575,237
Iron Mountain, Inc.	521,125	14,690,514
JBG SMITH Properties	221,423	6,423,481
Kilroy Realty Corp.	209,417	12,202,729
Kimco Realty Corp.	752,698	8,392,583
Lamar Advertising Co. Class A	156,490	10,286,088
Life Storage, Inc.	84,971	8,338,204
Medical Properties Trust, Inc.	947,433	19,071,826
Mid-America Apartment Communities, Inc.	207,526	24,735,024
National Retail Properties, Inc.	311,717	11,050,368
Omega Healthcare Investors, Inc.	410,228	13,283,183
Outfront Media, Inc.	261,143	3,763,071
Paramount Group, Inc.	345,787	2,465,461
Park Hotels & Resorts, Inc.	437,286	3,616,355
Rayonier, Inc.	248,137	6,893,246
Realty Income Corp.	626,869	37,643,483
Regency Centers Corp.	306,641	12,581,480
Rexford Industrial Realty, Inc.	211,473	9,924,428
Simon Property Group, Inc.	554,604	34,579,559
SL Green Realty Corp.	141,088	6,560,592
Spirit Realty Capital, Inc. (b)	187,025	6,444,882
Store Capital Corp.	409,517	9,701,458
Sun Communities, Inc.	176,107	26,403,723
Taubman Centers, Inc.	109,424	4,236,897
UDR, Inc.	533,714	19,320,447
Ventas, Inc.	680,214	26,093,009
VEREIT, Inc.	1,968,143	12,812,611
VICI Properties, Inc.	855,381	18,570,322
Vornado Realty Trust	319,380	11,024,998
Weingarten Realty Investors (SBI)	221,593	3,780,377
Welltower, Inc.	762,169	40,821,772
Weyerhaeuser Co.	1,361,465	37,862,342
WP Carey, Inc.	311,737	22,248,670
		1,003,977,617
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	608,074	26,639,722
Howard Hughes Corp. (a)	70,815	3,766,650
Jones Lang LaSalle, Inc.	93,753	9,273,109
		39,679,481

TOTAL REAL ESTATE		1,043,657,098

UTILITIES - 6.0%
Electric Utilities - 2.8%
Alliant Energy Corp.	455,089	24,506,543
Avangrid, Inc.	103,228	5,139,722
Edison International	651,896	36,291,050
Entergy Corp.	366,087	38,486,726
Evergy, Inc.	412,452	26,739,263
Eversource Energy	614,436	55,342,251
FirstEnergy Corp.	987,951	28,650,579
Hawaiian Electric Industries, Inc.	195,207	7,078,206
IDACORP, Inc.	91,871	8,566,971
NRG Energy, Inc.	443,180	14,983,916
OGE Energy Corp.	364,212	11,982,575
PG&E Corp. (a)(b)	1,737,879	16,249,169
Pinnacle West Capital Corp.	205,018	17,032,895
PPL Corp.	1,404,418	37,385,607
Xcel Energy, Inc.	958,027	66,142,184
		394,577,657
Gas Utilities - 0.3%
Atmos Energy Corp.	220,809	23,403,546
National Fuel Gas Co.	150,479	6,104,933
UGI Corp.	378,546	12,620,724
		42,129,203
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	1,204,774	18,348,708
Vistra Corp.	888,976	16,588,292
		34,937,000
Multi-Utilities - 2.2%
Ameren Corp.	448,720	36,005,293
CenterPoint Energy, Inc.	917,865	17,448,614
CMS Energy Corp.	520,545	33,408,578
Consolidated Edison, Inc.	610,671	46,917,853
DTE Energy Co.	350,120	40,484,376
MDU Resources Group, Inc.	363,638	7,629,125
NiSource, Inc.	697,409	17,051,650
Public Service Enterprise Group, Inc.	920,931	51,516,880
WEC Energy Group, Inc.	575,706	54,841,754
		305,304,123
Water Utilities - 0.5%
American Water Works Co., Inc.	330,260	48,637,390
Essential Utilities, Inc.	407,482	18,479,309
		67,116,699

TOTAL UTILITIES		844,064,682

TOTAL COMMON STOCKS
(Cost $12,571,504,819)		14,028,203,357
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.13% 11/5/20 (c)
(Cost $449,839)	450,000	449,888
	Shares	Value

Money Market Funds - 4.0%
Fidelity Cash Central Fund 0.14% (d)	9,201,246	$9,204,007
Fidelity Securities Lending Cash Central Fund 0.13% (d)(e)	556,279,618	556,335,246
TOTAL MONEY MARKET FUNDS
(Cost $565,535,337)		565,539,253
TOTAL INVESTMENT IN SECURITIES - 103.9%
(Cost $13,137,489,995)		14,594,192,498
NET OTHER ASSETS (LIABILITIES) - (3.9)%(f)		(547,807,582)
NET ASSETS - 100%		$14,046,384,916

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	148	Sept. 2020	$27,535,400	$(121,354)	$(121,354)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $449,888.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $2,404,634 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,383
Fidelity Securities Lending Cash Central Fund	909,239
Total	$918,622

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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